Impairment of long-lived assets (Details 1) - Mining Peru Cgu [member] $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Carrying amount prior to impairment	$ 249,082
Impairment	(42,660)
Carrying amount after impairment	$ 206,422